BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
BUSINESS SEGMENTS

We separate our operating activities into two segments: Oil and Gas Exploration and Production and Gas Marketing. All material inter-company accounts and transactions between segments have been eliminated.

Oil and Gas Exploration and Production. Our Oil and Gas Exploration and Production segment includes all of our natural gas and crude oil properties. The segment represents revenues and expenses from the production and sale of natural gas, NGLs and crude oil. Segment revenue includes natural gas, NGLs and crude oil sales, commodity price risk management, net and well operation and pipeline income. Segment income (loss) consists of segment revenue less production cost, exploration expense, impairment of natural gas and crude oil properties, direct general and administrative expense and DD&A expense. Segment DD&A expense was $139.4 million, $122.2 million and $105.9 million in 2012, 2011 and 2010, respectively.

Gas Marketing. Our Gas Marketing segment purchases, aggregates and resells natural gas produced by us and others. Segment income (loss) primarily represents sales from natural gas marketing and direct interest income less costs of natural gas marketing and direct general and administrative expense.

Unallocated amounts. Unallocated income includes unallocated other revenue, less corporate general administrative expense, corporate DD&A expense, interest income and interest expense.

The following tables present our segment information:

	2012	2011	2010
	(in thousands)
Year Ended December 31,
Revenues:
Oil and Gas Exploration and Production	$275,234	$273,819	$211,380
Gas Marketing	45,371	63,470	65,235
Total Revenues	$320,605	$337,289	$276,615

Segment income (loss) from continuing operations before income taxes:
Oil and Gas Exploration and Production	$103,111	$138,616	$104,334
Gas Marketing	349	639	509
Unallocated	(137,856)	(104,891)	(78,760)
Total	$(34,396)	$34,364	$26,083

Expenditures for segment long-lived assets:
Oil and Gas Exploration and Production	$656,443	$479,027	$319,268
Unallocated	3,509	1,363	1,506
Total	$659,952	$480,390	$320,774

As of December 31,
Segment assets:
Oil and Gas Exploration and Production	$1,723,011	$1,461,130
Gas Marketing	11,090	14,713
Unallocated	92,747	73,913
Assets held for sale	—	148,249
Total Assets	$1,826,848	$1,698,005